Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Money Market Funds [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account	$ 5,876,353
Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account
Money Market Funds [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account
Public Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities
Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities	468,000	361,200
Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities
Private Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities
Private Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities	339,300	261,890
Private Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Derivative liabilities
U.S. Treasury Securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account		10,664,690
U.S. Treasury Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account
U.S. Treasury Securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account